Investments in Affiliate Companies - Financial Information of Affiliate Companies - Income Statement (Table) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Oct. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Revenue			$ 255,397	$ 223,476	$ 215,925
Net (loss)/income			(85,269)	(91,901)	188,605
Navios Partners [Member]
Schedule of Equity Method Investments [Line Items]
Revenue			1,210,528	713,175	226,771
Net (loss)/income			579,247	$ 516,186	(68,541)
Navios Acquisition [Member]
Schedule of Equity Method Investments [Line Items]
Revenue		$ 188,304	0		361,438
Net (loss)/income		$ (6,307)	0		27,465
Navios Containers [Member]
Schedule of Equity Method Investments [Line Items]
Revenue	$ 43,763		0		127,188
Net (loss)/income	$ 15,270		$ 0		3,348
Navios Europe II [Member]
Schedule of Equity Method Investments [Line Items]
Revenue					17,059
Net (loss)/income					$ (26,661)